Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Short Term Investments [Abstract]
Disclosure of Short Term Investments	Short-term investments as of December 31, 2019 and June 30, 2020 primarily consist of the following currencies:

	December 31, 2019		June 30, 2020
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	2,211,055	2,211,055	2,398,004	2,398,004
US$	1,215	8,476	—	—

Total		2,219,531		2,398,004